Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 03, 2022
Registrant Name	dei_EntityRegistrantName	Thrivent ETF Trust
CIK	dei_EntityCentralIndexKey	0001896670
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 12, 2022
Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2022
Prospectus Date	rr_ProspectusDate	Oct. 03, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A